Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 1,095,479	₨ 974,835	₨ 714,742
Deferred tax expense (income) recognized in profit or loss	120,644	260,093
Deferred tax relating to items credited (charged) directly to equity		0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(86,529)	(144,273)	(133,829)
Deferred tax expense (income) recognized in profit or loss	57,744	(10,444)
Deferred tax relating to items credited (charged) directly to equity		0
Lease Obligations On Right Of Use Assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	184,408	181,500	147,614
Deferred tax expense (income) recognized in profit or loss	2,908	33,886
Deferred tax relating to items credited (charged) directly to equity		0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(28,456)	(28,571)	(34,145)
Deferred tax expense (income) recognized in profit or loss	115	5,574
Deferred tax relating to items credited (charged) directly to equity		0
Payment to the MSME Vendors [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	10,934	10,934
Deferred tax expense (income) recognized in profit or loss	0	10,934
Deferred tax relating to items credited (charged) directly to equity		0
Deferred Tax Assets Provision For Employee Benefits [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	52,635	48,879	45,421
Deferred tax expense (income) recognized in profit or loss	3,756	3,458
Deferred tax relating to items credited (charged) directly to equity		0
Deferred Tax Assets Accounts Receivable [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	145,831	131,197	104,658
Deferred tax expense (income) recognized in profit or loss	14,634	26,539
Deferred tax relating to items credited (charged) directly to equity		0
Deferred Tax Assets Provision For Doubtful Advances [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	22,819	22,819	₨ 21,177
Deferred tax expense (income) recognized in profit or loss	₨ 0	1,642
Deferred tax relating to items credited (charged) directly to equity		₨ 0